Share-Based Payment Arrangements - Valuation Inputs (Details) - GBP (£)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in gbp per share)		£ 36.81
Fair value of option (in gbp per share)		£ 32.85
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in gbp per share)		£ 38.75
Fair value of option (in gbp per share)		£ 33.49
SS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in gbp per share)	£ 0
Risk-free rate	0.00%	4.49%
Expected volatility	0.00%	50.14%
Expected dividends	0.00%	0.00%
Fair value of option (in gbp per share)	£ 0